UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     August 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $260,519 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INT'L GROUP           COM              26874107     11286   204539 SH       SOLE                                     204539
AMGEN                          COM              31162100      9169   139044 SH       SOLE                                     139044
BERKSHIRE HATHAWAY B           COM              84670207      9234     3800 SH       SOLE                                       3800
CANADIAN NAT'L RAILWAY         COM              136375102    14626   303071 SH       SOLE                                     303071
CANADIAN PACIFIC RAILWAY       COM              13645T100      327    14485 SH       SOLE                                      14485
CARDINAL HEALTH                COM              14149Y108     6245    97120 SH       SOLE                                      97120
ENCANA                         COM              292505104     9871   257269 SH       SOLE                                     257269
FANNIE MAE                     COM              313586109    12743   188951 SH       SOLE                                     188951
FIRST DATA                     COM              319963104    13682   330162 SH       SOLE                                     330162
FREDDIE MAC                    COM              313400301     2141    42175 SH       SOLE                                      42175
GANNETT                        COM              364730101    11809   153740 SH       SOLE                                     153740
GENERAL AMER 7.2% PREF.        PREF             368802302      808    31455 SH       SOLE                                      31455
GENERAL DYNAMICS               COM              369550108    12864   177440 SH       SOLE                                     177440
GENERAL ELECTRIC               COM              369604103    11939   416266 SH       SOLE                                     416266
JOHNSON CONTROLS               COM              478366107     2210    25818 SH       SOLE                                      25818
LIZ CLAIBORNE                  COM              539320101    12292   348696 SH       SOLE                                     348696
MASCO                          COM              574599106     4890   205030 SH       SOLE                                     205030
NABORS INDUSTRIES LTD          COM              629568106    11529   291659 SH       SOLE                                     291659
NUCOR CORP                     COM              670346105    12191   249557 SH       SOLE                                     249557
PFIZER                         COM              717081103    12458   364801 SH       SOLE                                     364801
RYLAND GROUP                   COM              783764103    25692   370203 SH       SOLE                                     370203
TORCHMARK                      COM              891027104    11026   295994 SH       SOLE                                     295994
TRIBUNE BOND 2% 29 PHONES      CV. BOND         896047305     5455    64975 SH       SOLE                                      64975
WAL-MART STORES                COM              931142103     8747   162970 SH       SOLE                                     162970
WASHINGTON MUTUAL              COM              939322103    15060   364646 SH       SOLE                                     364646
WENDYS INTERNATIONAL INC.      COM              950590109      584    20175 SH       SOLE                                      20175
YUM! BRANDS                    COM              988498101    11641   393815 SH       SOLE                                     393815